Summary of Major Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended											0 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Buildings and Leasehold Improvements [Member] Minimum [Member]	Dec. 31, 2013 Buildings and Leasehold Improvements [Member] Maximum [Member]	Dec. 31, 2013 Machinery, Equipment and Tooling [Member] Minimum [Member]	Dec. 31, 2013 Machinery, Equipment and Tooling [Member] Maximum [Member]	Dec. 31, 2013 Office Furniture, Software and Other [Member] Minimum [Member]	Dec. 31, 2013 Office Furniture, Software and Other [Member] Maximum [Member]	Jun. 01, 2014 Reciprocating Compression business [Member]	Dec. 31, 2013 Reciprocating Compression business [Member]	Dec. 31, 2012 Reciprocating Compression business [Member]	Dec. 31, 2011 Reciprocating Compression business [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain on sale of business																				$ 550
Revenues	2,842.3	2,424.0	2,209.2	2,060.9	2,323.1	2,111.7	1,980.7	1,732.1	9,536.4	8,147.6	6,632.5										302.0	354.5	326.5
Cost of sales (excluding depreciation and amortization)									6,793.2	5,769.8	4,608.6										222.7	254.5	229.8
All other costs									92.0	33.5	177.4										53.7	56.3	56.0
Income before income taxes																					25.6	43.7	40.7
Income tax provision																					(8.2)	(15.5)	(14.6)
Income from discontinued operations, net of taxes									17.4	28.2	26.1										17.4	28.2	26.1
Minimum percentage of investments in affiliated companies accounted for using the equity method (in hundredths)	20.00%								20.00%
Maximum percentage of investments in affiliated companies accounted for using the equity method (in hundredths)	50.00%								50.00%
Revenue Recognition [Abstract]
Percentage of revenue recognized under the accounting rules for construction-type and production-type contracts (in hundredths)	30.00%				24.00%				30.00%	24.00%	27.00%
Inventories [Abstract]
Percentage of inventories carried on the LIFO method (in hundredths)	49.00%				53.00%				49.00%	53.00%
Property, Plant and Equipment [Line Items]
Estimated useful life														10 years	40 years	3 years	18 years	3 years	10 years
Intangible Assets [Abstract]
Finite-lived intangible assets, useful life												5 years	28 years
Foreign Currency Derivatives [Abstract]
Foreign currency transactions gain (loss)									$ 1.1	$ (11.1)	$ (10.7)